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STATEMENT OF ADDITIONAL INFORMATION                                 JUNE 5, 2004
                                                                 AS SUPPLEMENTED
                                                                   JULY 30, 2004

                           CALAMOS(R) FAMILY OF FUNDS

GROWTH FUND
BLUE CHIP FUND
VALUE FUND
GROWTH AND INCOME FUND
GLOBAL GROWTH AND INCOME FUND
HIGH YIELD FUND
CONVERTIBLE FUND
MARKET NEUTRAL FUND

1111 East Warrenville Road
Naperville, Illinois  60563-1493
(630) 245-7200
Toll Free: (800) 8-CFS-FUND (800/823-7386)

      This Statement of Additional Information relates to CALAMOS(R) Growth Fund, CALAMOS(R) Blue Chip Fund, CALAMOS(R) Value Fund, CALAMOS(R) Growth and Income Fund, CALAMOS(R) Global Growth and Income Fund, CALAMOS(R) High Yield Fund, CALAMOS(R) Convertible Fund and CALAMOS(R) Market Neutral Fund, (the "Funds"), each of which is a series of Calamos Investment Trust (the "Trust"). It is not a prospectus, but provides information that should be read in conjunction with the Funds' prospectus dated the same date as this Statement of Additional Information and any supplements thereto. Audited financial statements for the Trust for the fiscal year ended March 31, 2004 are incorporated herein by reference from the Trust's annual report to shareholders. The prospectus and the annual and semi-annual reports may be obtained without charge by writing or telephoning the Funds at the address or telephone numbers set forth above.

                               TABLE OF CONTENTS

                                                                                       Page
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
The Trust and the Funds...............................................................   3
Investment Objectives.................................................................   3
Investment Practices..................................................................   4
Investment Restrictions...............................................................  24
Management............................................................................  27
Investment Advisory Services..........................................................  34
Distribution Plan.....................................................................  37
Purchasing And Redeeming Shares.......................................................  38
Performance Information...............................................................  50
Distributor...........................................................................  52
Portfolio Transactions................................................................  54
Taxation..............................................................................  56
Allocation Among Funds................................................................  58
Certain Shareholders..................................................................  58
Custodian and Transfer Agent..........................................................  71
Independent Auditors..................................................................  72
General Information...................................................................  72
Financial Statements..................................................................  73
Appendix - Description of Bond Ratings................................................ A-1

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                             THE TRUST AND THE FUNDS

      The Trust was organized as a Massachusetts business trust on December 21, 1987. Each Fund is an open-end, diversified management investment company. Prior to June 23, 1997, the name of the Trust was CFS Investment Trust. Market Neutral Fund was named "Strategic Income Fund" prior to July 30, 1999. Prior to April 1, 2003, Growth and Income Fund was named "Convertible Growth and Income Fund" and Global Growth and Income Fund was named "Global Convertible Fund." Prior to December 1, 2003, the Value Fund was named "Mid Cap Value Fund."

                             INVESTMENT OBJECTIVES

      Each Fund's investment objective is shown below:

      GROWTH FUND seeks long-term capital growth.

      BLUE CHIP FUND seeks long-term capital growth. Under normal circumstances, the Blue Chip Fund will invest at least 80% of its net assets (plus borrowings) in "Blue Chip" companies.

      VALUE FUND seeks long-term capital growth.

      GROWTH AND INCOME FUND seeks high long-term total return through growth and current income. The Fund invests primarily in a diversified portfolio of convertible, fixed-income and equity securities.

      GLOBAL GROWTH AND INCOME FUND seeks high long-term total return through capital appreciation and current income. The Fund invests primarily in a globally diversified portfolio of convertible, fixed-income and equity securities.

      HIGH YIELD FUND seeks the highest level of current income obtainable consistent with reasonable risk. Its secondary objective is capital gain where consistent with its primary objective. Under normal circumstances, the High Yield Fund will invest at least 80% of its net assets (plus any borrowings) in high yield, fixed-income securities (junk bonds).

      CONVERTIBLE FUND seeks current income with growth as its secondary objective. Under normal circumstances, the Convertible Fund will invest at least 80% of its net assets (plus any borrowings) in convertible securities.

      MARKET NEUTRAL FUND seeks high current income consistent with stability of principal. The Fund seeks to achieve its objective primarily through investment in convertible securities and employing short selling to enhance income and hedge against market risk.

      The investment objectives of a Fund may not be changed without the approval of a "majority of outstanding" shares of that Fund, as defined in the Investment Company Act of 1940. Each of the Blue Chip Fund, Convertible Fund and High Yield Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

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                              INVESTMENT PRACTICES

      The prospectus contains information concerning each Fund's investment objective and principal investment strategies and risks. This SAI provides additional information concerning certain securities and strategies used by the Funds and their associated risks.

      In pursuing its investment objective, each Fund will invest as described below and in the prospectus.

CONVERTIBLE SECURITIES

      Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.

      The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its "investment value." The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its "conversion value," which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

      If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. If the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

SYNTHETIC CONVERTIBLE SECURITIES

      The Funds may create a "synthetic" convertible security by combining fixed income securities with the right to acquire equity securities. In creating a synthetic security, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income

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securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

      More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when management believes that such a combination would better promote the Fund's investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, the Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions. The Convertible Fund's holdings of synthetic convertible securities are considered convertible securities for purposes of the Fund's policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.

      A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the fixed-income component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.

      The Funds may also purchase synthetic convertible securities manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.

DEBT SECURITIES

      In pursuing its investment objective, each Fund may invest in convertible and non-convertible debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P"), or Ba or lower by Moody's Investor Services, Inc. ("Moody's")) and securities that are not rated but are considered by the investment adviser to be of similar quality. There are no restrictions as to the ratings of debt securities acquired by a Fund or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that no Fund other than the High Yield Fund will acquire a security rated below C.
      Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or

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bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

      Achievement by each Fund of its investment objective(s) will be more dependent on the investment adviser's credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Because the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, the investment adviser employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer's present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

      Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

RULE 144A SECURITIES

      Each Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Funds, under Rule 144A under the Securities Act of 1933. The investment adviser, under the supervision of the Trust's board of trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than a specified percentage of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the investment adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the investment adviser may consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of a security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% (or 15% in the case of Global Growth and Income Fund) of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

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FOREIGN SECURITIES

      Global Growth and Income Fund may invest all of its net assets, and each other Fund may invest up to 25% of its net assets, in securities of foreign issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person, but may include foreign securities in the form of European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts issued by international banks evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. Each Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

      To the extent positions in portfolio securities are denominated in foreign currencies, a Fund's investment performance is affected by the relative strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under "Currency Exchange Transactions.")

      Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

      Although the Funds intend to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

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      Each Fund other than Global Growth and Income Fund expects that substantially all of its foreign investments will be in developed nations. However, each Fund may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.

CURRENCY EXCHANGE TRANSACTIONS

      Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

      Forward currency exchange transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient

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and economical than entering into separate forward contracts for each currency held in the Fund. No Fund may engage in "speculative" currency exchange transactions.

      If a Fund enters into a forward contract, the Fund's custodian will segregate liquid assets of the Fund having a value equal to the Fund's commitment under such forward contract. At the maturity of the forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

      It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

      If a Fund retains the portfolio security and engages in an offsetting currency transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting currency transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

      Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS

      Each Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver

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a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.

SWAPS, CAPS, FLOORS AND COLLARS

      Each Fund may enter into interest rate, currency, index, credit default and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed income products between parties. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

      A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, Calamos Asset Management, Inc. ("CAM") and the Trust believe such obligations do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the securities dealers, financial institutions or other parties with whom the Fund has entered into such a transaction ("Counterparties"), combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by CAM. If there is a default

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by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however, some swaps may be considered illiquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

STRUCTURED PRODUCTS

      Each Fund may invest in interests in entities organized and operated for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The term "structured products" as used herein excludes synthetic convertibles. See "Investment Practices -- Synthetic Convertible Securities." The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products, which represent derived investment positions based on relationships among different markets or asset classes.

      Each Fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Fund's limitations related to borrowing and leverage.

      Certain issuers of structured products may be deemed to be "investment companies" as defined in the Investment Company Act of 1940. As a result, the Fund's investments in these structured products may be limited by the restrictions contained in the Investment Company Act of 1940. Structured products are typically sold in private placement transactions, and there currently may not be active trading market for structured products. As a result, certain structured products in which the Fund invests may be deemed illiquid.

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LENDING OF PORTFOLIO SECURITIES

      Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but could call the loan to permit voting of the securities. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the investment manager will monitor the creditworthiness of the firms to which the Fund lends securities.

REPURCHASE AGREEMENTS

      Each Fund may invest in repurchase agreements, provided that Global Growth and Income Fund may not invest more than 15%, and each other Fund may not invest more than 10%, of its net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.

OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

      Each Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

      A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.

      Each Fund is authorized to purchase and sell (write) exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

      With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      OTC options are purchased from or sold to Counterparties through direct bilateral agreement with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to a fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the Securities and Exchange Commission (the "SEC") currently takes the position that OTC options purchased by a fund, and portfolio securities "covering" the amount of a fund's obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is "in the money") are illiquid, and are subject to a fund's limitation on investing no more than 10% of its net assets (or 15% in the case of Global Growth and Income Fund) in illiquid securities.

      Each Fund may also purchase and sell (write) options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making upon the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

      A Fund will sell (write) call options and put options only if they are "covered." For example, a call option written by a Fund will require such Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require such Fund to own portfolio securities that correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires such Fund to segregate cash or liquid assets equal to the exercise price.

      OTC options entered into by a Fund and OCC issued and exchange listed index options will generally provide for cash settlement. As a result, when a Fund sells (writes) these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the "in-the-money" amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells (writes) a call option on an index at a time when the in-the-money amount exceeds the exercise price, such Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and such Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

      If an option written by a Fund expires, such Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, such Fund realizes a capital loss equal to the premium paid.

      A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, such Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      A put or call option purchased by a Fund is an asset of such Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The ability of a Fund to utilize options successfully will depend on the investment manager's ability to predict pertinent market investments, which cannot be assured.

      A Fund's ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If a Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

      The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty (as described above under "Options on Securities, Indexes and Currencies") fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, CAM must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

      Each Fund may purchase and sell (write) call options on securities indices and currencies. All calls sold by a Fund must be "covered." Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a fund to hold a security or instrument that it might otherwise have sold. Each Fund may purchase and sell (write) put options on securities indices and currencies. In selling (writing) put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

      Each Fund may use interest rate futures contracts, index futures contracts, volatility index futures contracts and foreign currency futures contracts. An interest rate, index, volatility index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor's 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded. Each Fund may enter into such contract if, in the investment adviser's opinion, such contract meets the investment parameters of the Fund.

      Each Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

      A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

      The success of any futures transaction depends on the investment manager correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use

----------
(1) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

futures contracts, the investment manager might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

      When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although a Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

      The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

      Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

      RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

      There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      LIMITATIONS ON OPTIONS AND FUTURES. If other options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Fund's investment objective.

      A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," (2) would exceed 5% of the Fund's total assets.

----------
(2) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

      When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the Fund.

      A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

      In order to comply with Commodity Futures Trading Commission ("CFTC") Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," a Fund may use commodity futures or commodity options contracts for either risk management or speculative purposes without any limitation on the notional value of such positions. The Funds have qualified for an exemption from registration as "commodity pool operators" pursuant to CFTC Regulation 4.5 and, therefore, are not subject to registration or regulation under the Commodity Exchange Act, as amended.

      TAXATION OF OPTIONS AND FUTURES. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold
(put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

      If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

      Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

      If a Fund writes an equity call option(3) other than a "qualified covered call option," as defined in the Internal Revenue Code of 1986, as amended (the "Code"), any loss on such option

----------
(3) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the S&P 500 index).

transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

      A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

      For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

      If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

      In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

      Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.

WARRANTS

      Each Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to twenty years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

PORTFOLIO TURNOVER

      Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in a Fund would result in increased transaction expense, which must be borne by that Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. Portfolio turnover for each Fund is shown under "Financial Highlights" in the prospectus.

SHORT SALES

      Each Fund may attempt to hedge against market risk and to enhance income by selling short "against the box," that is: (1) entering into short sales of securities that it currently has the right to acquire through the conversion or exchange of other securities that it owns, or to a lesser extent, entering into short sales of securities that it currently owns; and (2) entering into arrangements with the broker-dealers through which such securities are sold short to receive income with respect to the proceeds of short sales during the period the Fund's short positions remain open. Each Fund other than Market Neutral Fund may make short sales of securities only if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short.

      In addition to selling short against the box, Market Neutral Fund may sell short securities that it currently has the right to acquire upon payment of additional consideration, for instance, upon exercise of a warrant or option. Market Neutral Fund would use this technique to hedge against market risk in connection with a synthetic convertible security in the same way selling short against the box hedges against market risk in connection with a true convertible security.

      In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with the Fund's custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because the Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

      A short sale works the same way, except that the Fund places in the segregated account cash or U.S. government securities equal in value to the difference between (i) the market value of the securities sold short at the time they were sold short and (ii) any cash or U.S. government securities required to be deposited with the broker as collateral. In addition, so long as the short position is open, the Fund must adjust daily the value of the segregated account so that the amount deposited in it, plus any amount deposited with the broker as collateral, will equal the current market value of the security sold short. However, the value of the segregated account may not be reduced below the point at which the segregated account, plus any amount deposited with the broker, is equal to the market value of the securities sold short at the time they were sold short.

      Market Neutral Fund will conduct its short sales so that no more than 10% of the net assets of the Fund, when added together, will be (i) deposited with brokers as collateral, and (ii) allocated to segregated accounts in connection with short sales, at any time.

      Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

      Short sale transactions of a Fund involve certain risks. In particular, the imperfect correlation between the price movements of the convertible securities and the price movements of the underlying common stock being sold short creates the possibility that losses on the short sale hedge position may be greater than gains in the value of the portfolio securities being hedged. In addition, to the extent that a Fund pays a conversion premium for a convertible security, the Fund is generally unable to protect against a loss of such premium pursuant to a short sale hedge. In determining the number of shares to be sold short against a Fund's position in the convertible securities, the anticipated fluctuation in the conversion premiums is considered. A Fund will also incur transaction costs in connection with short sales. Certain provisions of the Code may limit the degree to which the Fund is able to enter into short sales, which limitations might impair the Fund's ability to achieve its investment objective. See "Taxation."

      In addition to enabling a Fund to hedge against market risk, short sales may afford a Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open.

      The Code imposes constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Act), or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales.

"WHEN-ISSUED" AND DELAYED DELIVERY SECURITIES AND REVERSE REPURCHASE AGREEMENTS

      Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if CAM deems it advisable for investment reasons. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

      Each Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

      At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

ILLIQUID SECURITIES

      Global Growth and Income Fund may invest up to 15% of its total assets, and each other Fund may invest up to 10% of its total assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933. A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Fund's portfolio, and the Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund's investment in restricted securities.

TEMPORARY INVESTMENTS

      Each Fund may make temporary investments without limitation when the investment adviser determines that a defensive position is warranted. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers' acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and repurchase agreements.

REPURCHASE AGREEMENTS

      As part of its strategy for the temporary investment of cash, each Fund may enter into "repurchase agreements" pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security. Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long term investment. The Funds require continuous maintenance by the custodian for the Fund's account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. Repurchase agreements maturing in more than seven days are considered illiquid securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

                            INVESTMENT RESTRICTIONS

      Each Fund has elected to be classified as a diversified, open-end management investment company.

      Unless otherwise noted, each Fund operates under the following investment restrictions. A Fund may not:

(i) (for Blue Chip Fund, Value Fund, Global Growth and Income Fund and High Yield Fund only) make any investment inconsistent with the Fund's classification as a diversified investment company under the Investment Company Act of 1940 if the Fund is classified as a diversified investment company;

      (for each of the other Funds) as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities;

(ii) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv) (for each Fund other than Blue Chip Fund, Value Fund, Global Growth and Income Fund and High Yield Fund) invest more than 10% of the Fund's net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(v) (for Blue Chip Fund, Value Fund, Global Growth and Income Fund and High Yield Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that a Fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

      (for each of the other Funds) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

(vi) make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or
      (c) lending portfolio securities;

(vii) (for Blue Chip Fund, Value Fund, Global Growth and Income Fund and High Yield Fund only) borrow, except from banks, other affiliated Funds and other entities to the extent permitted under the Investment Company Act of 1940;

      (for each of the other Funds) borrow, except that the Fund may (a) borrow up to 10% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 10% of total assets, and the Fund will not purchase securities when its borrowings exceed 5% of total assets) and (b) enter into transactions in options;

(viii)invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(ix) (for Blue Chip Fund, Value Fund, Global Growth and Income Fund and High Yield Fund only) issue any senior security, except to the extent permitted under the Investment Company Act of 1940;

      (for each of the other Funds) issue any senior security, except that the Market Neutral Fund may sell securities short.

      The above restrictions are fundamental policies and may not be changed with respect to a Fund without the approval of a "majority" of the outstanding shares of that Fund, which for this purpose means the approval of the lesser of
(a) more than 50% of the outstanding voting securities of that Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of that Fund are present or represented at the meeting by proxy.

      Currently under the Investment Company Act of 1940, a "senior security" does not include any promissory note or evidence of indebtedness where such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed.

      In addition to the fundamental restrictions listed above, and as a non-fundamental policy, no Fund may (except as indicated):

      (a) invest in shares of other open-end investment companies, except as permitted by the Investment Company Act of 1940;

      (b) invest in companies for the purpose of exercising control or management;

      (c) purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

      (d) make short sales of securities, except that a Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities and (ii) Market Neutral Fund may make short sales of securities other than those described in clause
(i), provided that no more than 10% of its net assets would, when added together, be deposited with brokers as collateral or allocated to segregated accounts in connection with short sales other than those described in clause
(i);

      (e) invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person), except that Global Growth and Income Fund may invest all of its assets in securities of foreign issuers.

      (f) (for Blue Chip Fund, Value Fund, Global Growth and Income Fund and High Yield Fund only) invest more than 10% (or 15% in the case of Global Growth and Income Fund) of the Fund's net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

      The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval.

      Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund's ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

The management of the Trust, including general supervision of the duties performed for each Fund under the Investment Management Agreement, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee's earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 72 years.

The following table sets forth each trustee's position(s) with the Trust, age, principal occupation during the past five years, number of portfolios overseen, other directorships, and the date on which such trustee first became a trustee of the Trust. Each trustee oversees each Fund of the Trust.

TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

                             POSITION(S) HELD WITH TRUST         NUMBER OF PORTFOLIOS       PRINCIPAL OCCUPATION(S),
      NAME AND AGE              AND DATE FIRST ELECTED              IN FUND COMPLEX         DURING PAST 5 YEARS AND
   AT MARCH 31, 2004            OR APPOINTED TO OFFICE            OVERSEEN BY TRUSTEE       OTHER DIRECTORSHIPS HELD
   -----------------         ---------------------------         --------------------       ------------------------
John P. Calamos, Sr.,63*   Trustee and President (since 1988)              12           President and CEO, CAM, Calamos
                                                                                        Holdings, Inc. ("CHI"), and
                                                                                        Calamos Financial Services,
                                                                                        Inc. ("CFS")

Nick P. Calamos, 42*      Trustee and Vice President (since             12            Senior Executive Vice
                          1992)                                                       President, CH, CAM and CFS

TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

                            POSITION(S) HELD WITH TRUST       NUMBER OF PORTFOLIOS       PRINCIPAL OCCUPATION(S),
     NAME AND AGE             AND DATE FIRST ELECTED             IN FUND COMPLEX         DURING PAST 5 YEARS AND
   AT MARCH 31, 2004          OR APPOINTED TO OFFICE           OVERSEEN BY TRUSTEE       OTHER DIRECTORSHIPS HELD
   -----------------        ---------------------------       --------------------       ------------------------
Joe F. Hanauer, 66       Trustee (since 2001)                          12            Director, MAF Bancorp
                                                                                     (banking); Director,
                                                                                     Homestore.com, Inc., (Internet
                                                                                     provider of real estate
                                                                                     information and products);
                                                                                     Director, Combined Investments,
                                                                                     L.P. (investment management)

John E. Neal, 54         Trustee (since 2001)                          12            Managing Director, Bank One
                                                                                     Capital Markets, Inc.
                                                                                     (investment banking) (since
                                                                                     2000); Executive Vice President
                                                                                     and Head of Real Estate
                                                                                     Department, Bank One
                                                                                     (1998-2000); Director, the
                                                                                     Brickman Group, Ltd.

Weston W. Marsh, 53      Trustee (since 2002)                          12            Partner, Freeborn & Peters (law
                                                                                     firm)

William Rybak, 52        Trustee (since 2002)                          12            Retired Private Investor;
                                                                                     formerly Executive Vice
                                                                                     President and Chief Financial
                                                                                     Officer, Van Kampen
                                                                                     Investments, Inc. (investment
                                                                                     manager); Director, Howe Barnes
                                                                                     Investments

Stephen B. Timbers, 59   Trustee (since 2004)                          12            Retired Private Investor;
                                                                                     formerly President and Chief
                                                                                     Executive Officer, Northern
                                                                                     Trust Investments, N.A.
                                                                                     (investment manager); formerly
                                                                                     President, Northern Trust
                                                                                     Global Investments, a division
                                                                                     of Northern Trust Corporation
                                                                                     and Executive Vice President,
                                                                                     The Northern Trust Company
                                                                                     (bank and trust company);
                                                                                     Trustee, Northern Mutual Fund
                                                                                     Complex (registered investment
                                                                                     companies)

----------
* Messrs. John Calamos and Nick Calamos are trustees who are "interested persons" of the Trust as defined in the Investment Company Act of 1940 because they are affiliates of CAM and CFS. Nick Calamos is a nephew of John Calamos.

The address of the Trustees is 1111 East Warrenville Road, Naperville, Illinois 60563-1493.

      OFFICERS. Messrs. John Calamos and Nick Calamos are president and vice president of the Trust, respectively. The preceding table gives more information about Messrs. John Calamos and Nick Calamos. The following table sets forth each other officer's name, position with the Trust, age, principal occupation during the past five years, other directorships, and the date on which he or she first became an officer of the Trust. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

                                                                                PRINCIPAL OCCUPATION(S),
  NAME AND AGE AT            POSITION(S) HELD WITH TRUST AND DATE               DURING PAST 5 YEARS AND
   MARCH 31, 2004            FIRST ELECTED OR APPOINTED TO OFFICE               OTHER DIRECTORSHIPS HELD
  ---------------            ------------------------------------               ------------------------
Nimish S. Bhatt, 40          Treasurer (since 2004)                  Senior Vice President and Director of Operations,
                                                                     CAM since 2004; Senior Vice President,
                                                                     Alternative Investments and Tax Services of
                                                                     BISYS, prior thereto

                                                                            PRINCIPAL OCCUPATION(S),
    NAME AND AGE AT        POSITION(S) HELD WITH TRUST AND DATE             DURING PAST 5 YEARS AND
     MARCH 31, 2004        FIRST ELECTED OR APPOINTED TO OFFICE             OTHER DIRECTORSHIPS HELD
----------------------     ------------------------------------             ------------------------
Patrick H. Dudasik, 48     Vice President (since 2001)             Executive Vice President, Chief Financial Officer
                                                                   and Administrative Officer, and Treasurer of CH,
                                                                   CAM and CFS (since 2001); Chief Financial
                                                                   Officer, David Gomez and Associates, Inc. (1998 -
                                                                   2001) (executive search firm); and Chief
                                                                   Financial Officer, Scudder Kemper Investments,
                                                                   Inc., prior thereto

James S. Hamman, Jr., 34   Secretary (since 1998)                  Executive Vice President and General Counsel of
                                                                   CH, CAM and CFS (since 1998)

Jeff Lotito, 32            Assistant Treasurer (since 2000)        Operations Supervisor, CAM (since 2000); Manager
                                                                   -- Fund Administration, Van Kampen  Investments,
                                                                   Inc.  (1999 - 2000) (investment management)

Ian J. McPheron, 32        Assistant Secretary (since 2003)        Associate Counsel and Director of Compliance of
                                                                   CAM and CFS (since 2002); Associate, Gardner,
                                                                   Carton & Douglas (law firm) (2002); Vice
                                                                   President, Associate General Counsel and
                                                                   Assistant Secretary, Van Kampen Investments, Inc.
                                                                   (2000-2002); Associate, Wildman, Harrold, Allen &
                                                                   Dixon (law firm) (1997-2000)

The address of each officer is 1111 East Warrenville Road, Naperville, Illinois 60563-1493.

      COMMITTEES OF THE BOARD OF TRUSTEES. The Trust's board of trustees currently has three standing committees:

Executive Committee. Messrs. John Calamos and Nick Calamos are members of the executive committee, which hasauthority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. Both John Calamos and Nick Calamos are interested trustees of the Trust.

Audit Committee. Messrs. Hanauer, Marsh, Neal, Rybak and Timbers serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors' performance, reviews the results of the Trust's audit, determines whether to recommend to the board that the Trust's audited financial statements be included in the Trust's annual report and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.

Governance Committee. Messrs. Hanauer, Marsh, Neal, Rybak and Timbers serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non-interested trustees. In making such recommendations, the governance committee considers a number of factors, including a candidate's background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the written charter. Any prospective candidate is interviewed by the trustees, and references are checked. The governance committee does not have a policy to consider shareholder recommendations regarding candidates for election as trustees. The committee determined that it is appropriate not to have a policy to consider shareholder recommendations because the current process of identifying and recommending potential candidates is sufficient to ensure a knowledgeable and independent board. All members of the governance committee are independent trustees of the Trust.

In addition to the above committees, there is a pricing committee, appointed by the board of trustees, comprised of officers of the Trust and employees of CAM.

During the fiscal year ended March 31, 2004, the Trust's board of trustees held five meetings, the executive committee held one meeting, the audit committee held five meetings, and the governance committee held five meetings. All of the trustees and committee members then serving attended at least 75% of the meetings of the board of trustees and applicable committees held during each such fiscal year.

      TRUSTEE COMPENSATION. Messrs. John Calamos and Nick Calamos, the trustees who are "interested persons" of the Trust, do not receive compensation from the Trust. Although they are compensated, the noninterested trustees do not receive any pension or retirement benefits from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees.

                                                               TOTAL COMPENSATION
                               AGGREGATE COMPENSATION             FROM CALAMOS
                                   FROM THE TRUST                 FUND COMPLEX*
        NAME                       4/1/03-3/31/04                4/1/03-3/31/04
       ------                 ------------------------          -----------------
John P. Calamos                    $           0                  $          0
Nick P. Calamos                                0                             0
Richard J. Dowen**                        22,583+                       32,250+
Joe F. Hanauer                            28,685                        42,000
John E. Neal                              28,685+                       42,000+
Weston W. Marsh                           29,803                        42,000
William Rybak                             28,685                        42,000
Stephen B. Timbers***                          0                             0

+ Includes fees deferred during the year pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds selected by the trustee. As of March 31, 2004, the value of each of Messrs. Dowen's and Neal's deferred compensation account was $42,539 and $99,642, respectively.

*     consisting of twelve portfolios.

**    Resigned effective January 1, 2004.

***   Appointed trustee in March 2004.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of CAM and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the trustee. The value of a trustee's deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund's obligations to make payments under the Plan.

      CODE OF ETHICS. Employees of CAM and CFS are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust, CAM and CFS. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of CAM and CFS employees and the interests of investment advisory clients such as the Trust. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

      PROXY VOTING PROCEDURES. Each Fund has delegated proxy voting responsibilities to CAM, subject to the board of trustees' general oversight. Each Fund expects CAM to vote proxies related to that Fund's portfolio securities for which the Fund has voting authority consistent with the Fund's best economic interests. CAM has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Funds, and the interests of the adviser and its affiliates.

      The following is a summary of the Policies used by CAM in voting proxies.

      To assist it in voting proxies, CAM has established a Committee comprised of members of its Portfolio Management and Research Departments. The Committee and/or its members will vote proxies using the following guidelines.

      In general, if CAM believes that a company's management and board have interests sufficiently aligned with the Fund's interest, CAM will vote in favor of proposals recommended by a company's board. More specifically, CAM seeks to ensure that the board of directors of a company is sufficiently aligned with security holders' interests and provides proper oversight of the company's management. In many cases this may be best accomplished by having a majority of independent board members. Although CAM will examine board member elections on a case-by-case basis, it will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

      Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-take over measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of the Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, CAM will vote on a case-by-case basis on proposals presenting these transactions.

      Finally, CAM has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Funds. These procedures provide that the Committee, along with CAM's Legal and Compliance Departments, will examine conflicts of interests with the Fund of which CAM is aware and seek to resolve such conflicts in the best interests of the Fund, irrespective of any such conflict. If a member of the Committee has a personal conflict of interest, that member will refrain from voting and the remainder of the Committee will determine how to vote the proxy solely on the investment merits of any proposal. The Committee will then memorialize the conflict and the procedures used to address the conflict.

      You may obtain a copy of Calamos' Policies by calling (800) 582-6959, by visiting the Fund's website at www.calamos.com, by writing CAM at: Calamos Investments, Attn: Client Services, 1111 East Warrenville Road, Naperville, IL 60563, and on the Commission's website at www.sec.gov.

      At December 31, 2003, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds, and of all funds in the Fund Complex having values within the indicated dollar ranges.

                                       BLUE                                             GLOBAL
                      GROWTH           CHIP            VALUE          GROWTH AND      GROWTH AND      HIGH YIELD     CONVERTIBLE
                       FUND            FUND            FUND          INCOME FUND     INCOME FUND         FUND           FUND
                   -------------  --------------  ---------------  ---------------  --------------  --------------  -------------
John P. Calamos    over $100,000   over $100,000    over $100,000    over $100,000   over $100,000       None       over $100,000
Nick P. Calamos    under $10,000       None       $50,001-100,000    over $100,000   under $10,000   over $100,000  over $100,000
Richard J. Dowen*      None            None            None        $ 10,001-50,000       None            None           None
Joe F. Hanauer         None            None            None             None             None            None           None
John E. Neal           None            None            None        $50,001-100,000       None            None           None
Weston W. Marsh        None            None            None             None             None            None           None
William Rybak      under $10,000  $10,001-50,000  $ 10,001-50,000  $ 10,001-50,000  $10,001-50,000  $10,001-50,000  under $10,000

                                    AGGREGATE DOLLAR
                     MARKET          RANGE OF SHARES
                     NEUTRAL          OF ALL FUNDS
                      FUND         IN THE FUND COMPLEX
                  -------------    -------------------
John P. Calamos       None             over $100,000
Nick P. Calamos       None             over $100,000
Richard J. Dowen*     None           $ 10,001-50,000
Joe F. Hanauer        None                None
John E. Neal      $10,001-50,000       over $100,000
Weston W. Marsh       None                None
William Rybak     $10,001-50,000     $50,001-100,000

*     Resigned effective January 1, 2004

No trustee who is not an interested person of the Trust owns beneficially or of record, any security of CAM, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with CAM or CFS.

                          INVESTMENT ADVISORY SERVICES

      Investment management and certain other services are provided to the Funds by CAM pursuant to an Investment Management Agreement (the "Agreement") dated August 1, 2000. CAM also furnishes office space, equipment and management personnel to the Funds. For more information, see the prospectus under "Management of the Funds." Each Fund pays CAM a fee accrued daily and paid monthly. Growth Fund pays a fee at the annual rate of 1% of the first $500 million of the Growth Fund's average daily net assets, .90% of the next $500 million of average daily net assets, .80% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), .78% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), .76% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), .74% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), .72% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion) and .70% of average daily net assets in excess of $26 billion. Value Fund, Blue Chip Fund and Global Growth and Income Fund each pay a fee at the annual rate of 1% of average daily net assets. High Yield Fund pays a fee at the annual rate of .75% of average daily net assets. Each of Growth and Income Fund, Convertible Fund and Market Neutral Fund pays a fee at the annual rate of .75% of the first $500 million of average daily net assets, ..70% of the next $500 million of average daily net assets, and .65% of average daily net assets in excess of $1 billion. CAM is a wholly-owned subsidiary of CHI. CHI is controlled by John P. Calamos, who has been engaged in the investment advisory business since 1977.

      During the periods shown below, each of the Funds paid total advisory fees and was reimbursed by CAM for expenses in excess of applicable expense limitations as follows:

                                                         YEAR ENDED             YEAR ENDED             YEAR ENDED
               DESCRIPTION OF FUND                        3/31/04                3/31/03                3/31/02
               -------------------                        -------                -------                -------
Growth Fund
     Advisory fee                                       $   43,944,860         $   18,008,981        $     6,471,941
     Waiver or reimbursement                                        --                     --                     --
                                                        --------------         --------------        ---------------
     Net fee                                                43,944,860             18,008,981              6,471,941

Blue Chip Fund(1)
     Advisory fee                                               69,217
     Waiver or reimbursement                                   (56,256)
                                                        --------------
     Net fee                                                   (12,961)

Value Fund(2)
     Advisory Fee                                              282,743                 60,051                  1,817
     Waiver or reimbursement                                   (75,565)              (258,020)               (55,355)
                                                        --------------         --------------        ---------------
     Net Fee                                                  (207,178)              (197,969)               (53,538)

Growth and Income Fund
     Advisory Fee                                           17,157,408              5,408,747              1,678,129
     Waiver or reimbursement                                        --                     --                     --
                                                        --------------         --------------        ---------------
     Net fee                                                17,157,408              5,408,747              1,678,129

Global Growth and Income Fund
     Advisory fee                                              862,957                276,942                155,491
     Waiver or reimbursement                                        --               (187,104)              (193,267)
                                                        --------------         --------------        ---------------
     Net fee                                                   862,957                 89,838                (37,776)

High Yield Fund
     Advisory fee                                            1,186,299                261,809                 39,644
     Waiver or reimbursement                                        --                (72,425)              (212,356)
                                                        --------------         --------------        ---------------
     Net fee                                                 1,186,299                189,384               (172,712)

                                                         YEAR ENDED             YEAR ENDED             YEAR ENDED
               DESCRIPTION OF FUND                        3/31/04                3/31/03                3/31/02
               -------------------                        -------                -------                -------
Convertible Fund
     Advisory Fee                                            9,830,619              6,389,793              3,255,179
     Waiver or reimbursement                                        --                     --                     --
                                                        --------------         --------------        ---------------
     Net fee                                                 9,830,619              6,389,793              3,255,179

Market Neutral Fund
     Advisory fee                                            5,339,750              4,438,574              2,547,021
     Waiver or reimbursement                                        --                     --                     --
                                                        --------------         --------------        ---------------
     Net fee                                                 5,339,750              4,438,574              2,547,021

----------

(1)   Blue Chip Fund commenced operations on December 1, 2003.

(2)   Value Fund commenced operations on January 2, 2002.

      The Agreement continues in effect with respect to each Fund from year to year so long as such continuation is approved at least annually by (1) the board of trustees or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. At a meeting of the board of trustees of the Trust held on July 7, 2004, called in part for the purpose of voting on the renewal of the Agreement, the Agreement was renewed through July 31, 2005 by the unanimous vote of the trustees present at the meeting, and the unanimous vote of the "non-interested" trustees of the Trust voting separately.

      In evaluating the Agreement, the trustees reviewed materials furnished by CAM, including information regarding CAM, its affiliates and their personnel, operations and financial condition. The trustees discussed with representatives of CAM each Fund's operations and CAM's ability to provide advisory and other services to the Funds. The trustees also reviewed, among other things:

    - the investment performance of other CAM funds with similar investment strategies;

    - the proposed fees to be charged by CAM for investment management services;

    -   each Fund's projected total operating expenses;

    - the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers; and

    - the experience of the investment advisory and other personnel providing services to the Funds and the historical quality of the services provided by CAM.

      The trustees considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification, investment process and background of CAM, as well as the qualifications of its personnel, resources available and its financial condition; (2) the magnitude of CAM's fees and the expense ratio of each Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; (3) the performance of each fund in relation to the results of other comparable investment companies managed by other advisers and unmanaged indices over various periods; (4) the ability of CAM to receive research products and services from brokers in connection with brokerage transactions executed for the Funds and other accounts managed by CAM; (5) the profitability of CAM's relationship with the Funds; and (6) other factors that the trustees deemed relevant. The trustees deemed each of these factors to be relevant to their consideration of the Agreement, and concluded that the terms of the Agreement and the services to be provided were reasonable and appropriate, and that renewal of the Agreement was in the best interests of the Funds. The Agreement may be terminated as to a Fund at any time, without penalty, by either the Trust or CAM upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act of 1940.

      The use of the name "Calamos" in the name of the Trust and in the names of the Funds are pursuant to licenses granted by CAM, and the Trust has agreed to change the names to remove those references if CAM ceases to act as investment adviser to the Funds.

      As of March 30, 2004, the Trust and CAM entered into a Financial Accounting Services Agreement pursuant to which CAM shall provide the following financial accounting services to the Funds: management of expenses and expense payment processing; monitor the calculation of expense accrual amounts for any Fund and make any necessary modifications; coordinate any expense reimbursement calculations and payment; calculate yields on the Funds in accordance with rules and regulations of the SEC; calculate net investment income dividends and capital gains distributions; calculate track and report tax adjustments on all assets of each Fund, including but not limited to contingent debt and preferred trust obligations; prepare excise tax and fiscal year distributions schedules; prepare tax information required for financial statement footnotes; prepare state and federal income tax returns; prepare specialized calculations of amortization on convertible securities; prepare year-end dividend disclosure information; monitor trustee deferred compensation plan accruals and valuations; and prepare Form 1099 information statements for the trustees and service providers.

      For providing those financial accounting services, CAM will receive a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets of the Funds (the "Combined Assets"); 0.0150% on the next $1 billion of Combined Assets; and 0.0110% on Combined Assets above $2 billion ("financial accounting service fee"). Each Fund will pay its pro rata share of the financial accounting service fee payable to CAM based on relative net assets of each Fund.

EXPENSES

      Subject to the expense limitations described below, the Funds pay all their own operating expenses that are not specifically assumed by CAM, including
(i) fees of the investment adviser; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, the investment adviser or the distributor; (iv) legal, audit, custodial and transfer agency fees and expenses;
(v) fees and expenses related to the organization of the Funds and registration and qualification of the Funds and their shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (x) distribution expenses pursuant to the Funds' Distribution Plans; and (xi) brokerage commissions and other transaction-related costs.

      CAM has contractually undertaken to limit the annual operating expenses of each class of shares of each Fund through August 31, 2005 in excess of certain limits as described in the prospectus under " - Who Manages the Funds?"

                               DISTRIBUTION PLAN

      The Trust has adopted a plan pursuant to rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), whereby Class A shares, Class B shares and Class C shares of each Fund pay to CFS, service and distribution fees as described in the prospectus.

      The board of trustees of the Trust has determined that a continuous cash flow resulting from the sale of new Class A shares, Class B shares and Class C shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the size of the Funds would be in the best interests of shareholders because increased size would allow the Funds to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. The board of trustees therefore determined that it would benefit each of the Funds to have monies available for the direct distribution and service activities of CFS, as the Funds' distributor, in promoting the continuous sale of the Funds' shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

      The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the Investment Company Act of 1940. The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of each of the Funds. The Plan must be reviewed annually and may be continued from year to year by vote of the board of trustees, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan ("non-interested trustees"), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to any Fund, by vote of a majority of that Fund's outstanding shares.

      The Plan may not be amended to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected Fund, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

      CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as may reasonably be requested to enable the board to make an informed determination of whether the Plan should be continued.

      During the period ended March 31, 2004, each of the Funds made payments to CFS pursuant to the Plan in the following amounts:

                                                                     Global
                                                         Growth      Growth
                                Blue                      and         and         High                       Market
                Growth          Chip        Value        Income      Income       Yield     Convertible      Neutral
                 Fund           Fund*       Fund          Fund        Fund        Fund         Fund           Fund
                 ----           -----       ----          ----        ----        ----         ----           ----
Class A     $   8,899,982  $   12,798  $   54,966  $  3,227,708  $  118,432  $   195,891  $   1,569,243  $   1,093,679
Class B         4,921,456       7,215      16,496     3,886,241      64,503      223,014      2,158,668        527,292
Class C        11,815,219       7,716      27,747     8,185,520     298,613      549,078      5,043,068      1,965,860

* Blue Chip Fund commenced operations on December 1, 2003.

                         OTHER COMPENSATION TO DEALERS

      CFS or its affiliates, at its expense, currently provides additional compensation to certain investment dealers, banks or other intermediaries, including third party administrators of qualified plans ("Intermediaries"). These payments may be made, at the discretion of CFS or its affiliates, to Intermediaries who have sold shares of the Funds. The level of payments made to a qualifying Intermediary in any given year will vary and in no case would exceed the sum of (a) 0.25% of the prior twelve month period's fund sales by that Intermediary and (b) 0.12% of assets attributable to that Intermediary. A number of factors will be considered in determining payments, including the qualifying Intermediary's sales, assets and redemption rates and, the quality of the Intermediary's relationship with CFS or its affiliates. CFS or its affiliates makes these payments to help defray the costs incurred by qualifying Intermediaries in connection with efforts to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs. CFS or its affiliates will, on an annual basis, determine the advisability of continuing these payments. CFS or its affiliates may also pay expenses associated with meetings that facilitate educating financial advisers and shareholders about the Funds that are conducted by Intermediaries.

      As of June 30, 2004, the Intermediaries that CFS and its affiliates anticipate will receive additional compensation include: A.G. Edwards & Sons, Inc., Capital Analyst Inc., Citigroup, Merrill Lynch, Pierce, Fenner & Smith Incorporated, National Financial Services, Raymond James & Associates, Security Benefit Life and UBS PaineWebber.

                        PURCHASING AND REDEEMING SHARES

      Purchases and redemptions are discussed in the Funds' prospectus under the headings "How Can I Buy Shares?" and "How Can I Sell Shares?" All of that information is incorporated herein by reference.

      You may purchase or redeem shares of the Funds through certain Intermediaries. These Intermediaries may charge for their services. Any such charges could constitute a substantial portion of a smaller account, and may not be in your best interest. You may purchase or redeem shares of the Funds directly from or with the Trust without any charges other than those described in the prospectus.

      An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as agent of the Trust. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange (the "NYSE") and transmit those orders separately for execution at the net asset value next determined after that business day. It is the responsibility of the Intermediary to transmit purchase orders and redemption requests received by them to U.S. Bancorp Fund Services, LLC so they will be received in a timely manner.

HOW TO PURCHASE SHARES

      Shares of the Funds are sold through selected broker-dealers and banks that have signed agreements with CFS, or may be purchased by check or wire as described below. The minimum initial investment by a shareholder in each Fund is $1,000, except for Market Neutral Fund which is $10,000. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment is $500. The minimum subsequent investment in any Fund is $50 or more. Each Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirement for any omnibus account of any intermediary with whom CAM has entered into an agreement, including without limitation, profit sharing or pension plans, Section 401(k) plans, Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations, and certain other qualified retirement plans. Each Fund reserves the right to reject any order for the purchase of its shares in whole or in part, and to suspend the sale of its shares to the public in response to conditions in the securities markets or otherwise. Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates.

      In addition, the Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds will request the following information from all investors: full name, date of birth, Social Security number, and permanent street address. Corporate, trust, and other entity accounts require additional documentation. The Funds will use this information to verify your identity. The Funds will return your application if any of this information is missing, and may request additional information from you to assist in verifying your identity. In the event that the Funds are unable to verify your identity, they reserve the right to redeem your account at the current day's net asset value. A Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

OFFERING PRICE

      Class A shares of each Fund are sold to investors at net asset value plus a sales charge, which may be reduced or waived as described below. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares of the same Fund, and a contingent deferred sales charge payable upon certain redemptions. Class C shares of each Fund are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares of the same Fund. When placing an order, you must specify whether the order is for Class A, Class B or Class C shares.

      The differences between Class A shares, Class B shares and Class C shares lie primarily in their initial and contingent deferred sales charge structures and in their asset-based sales charges in the form of Rule 12b-1 distribution fees. These differences are summarized in the table below. See also "Expenses" and "How to Redeem Shares." Each class has distinct advantages and disadvantages for different investors, and you may choose the class that best suits your circumstances and objectives.

                                                            ANNUAL 12B-1 FEES
                                                           (AS A % OF AVERAGE
CLASS                          SALES CHARGE                  DAILY NET ASSETS)      OTHER INFORMATION
-------                        ------------                -------------------      -----------------
Class A            Maximum initial sales charge of 4.75%           .25%         Initial sales charge waived or
                   of offering price                                            reduced for certain purchases*

Class B            Maximum contingent deferred sales              1.00%         Shares convert to Class A shares 8
                   charge of 5% of redemption proceeds;                         years after issuance
                   declines to zero after 6 years

Class C            1% deferred sales charge on shares             1.00%**       No conversion feature
                   redeemed within one year

----------
*     See the note to the following table.

** The 12b-1 fee of 1% for the first year is advanced to the Selling Dealer by CFS from its own resources at the time of investment. Annual 12b-1 fees are paid quarterly in arrears beginning in the second year. Of this amount, .25% is for administrative services and the balance is for distribution services.

      The sales charges on sales of Class A shares of each Fund (except when waived as described below under "How to Purchase Shares - Sales Charge Waiver") are as follows:

                                                SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
                                        ----------------------------------------------------------------------------
                                             AS A % OF                 AS A % OF              % OF OFFERING PRICE
                                        NET AMOUNT INVESTED         OFFERING PRICE        RETAINED BY SELLING DEALER
                                        -------------------         --------------        --------------------------
Less than $50,000....................         4.99%                       4.75%                     4.00%
$50,000 but less than $100,000.......         4.44                        4.25                      3.50
$100,000 but less than $250,000......         3.63                        3.50                      2.75
$250,000 but less than $500,000......         2.56                        2.50                      2.00
$500,000 but less than $1,000,000....         2.04                        2.00                      1.60
$1,000,000 or more*..................         None                        None                      None

----------
* On an investment of $1 million or more, CFS from its own resources pays the selling dealer a commission of .50% of the amount of the investment. If you purchase such shares without a sales charge (other than by reinvestment of dividends or distributions) and redeem them within two years, a contingent deferred sales charge will be imposed at the rate of 1% on shares redeemed within one year after purchase, and, if you purchased shares after July 31, 2001, .50% on shares redeemed during the second year after purchase, determined on a first-in, first-out basis. However, CFS will waive the contingent deferred sales charge in the event that the selling dealer waives the .50% commission to which the dealer is entitled. Accordingly, if you are not charged an upfront sales charge or a contingent deferred sales charge, the selling dealer will not receive a commission or finder's fee.

      Each Fund receives the entire net asset value of all of its Class A shares sold. CFS, the Funds' principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, CFS may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.

      CFS compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00% of the amount of Class B shares purchased. CFS is compensated by each Fund for services as distributor and principal underwriter for Class B shares. Class B shares of a Fund will automatically convert to Class A shares of the same Fund eight years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the 12b-1 fee when they have been outstanding long enough for CFS to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

WHICH CLASS OF SHARES SHOULD YOU PURCHASE?

      The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than eight years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within eight years might consider Class C shares. No order for Class B shares of any Fund may exceed $100,000 and no order for Class C shares of any Fund may exceed $1,000,000. For more information about the three share classes, consult your financial representative or the call us toll free at
(800) 823-7386. Financial services firms may receive different compensation depending upon which class of shares they sell.

PURCHASES BY WIRE

      You may also purchase shares by wiring funds from your bank. To insure proper credit to your account, please call the Funds at (800) 823-7386 before sending your wire. The wire should be sent to U.S. Bank, N.A.; ABA #075000022; for U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, bank account no. 112-952-137; FBO Calamos [fund name] Fund; [shareholder name and account number]. The applicable offering price for a purchase by wire is the offering price per share next determined after receipt of the wired funds.

Receipt of a wire could be delayed by delays on the Federal Reserve wire system. After you have wired funds, you must complete the application form and send it to CFS. A Fund will not honor redemption requests until the completed application has been received, and failure to submit a completed application may result in backup withholding as required by the Code.

PURCHASES BY MAIL

      You may also purchase shares of a Fund by sending a check payable to the Fund, along with information identifying you and your account number to the Fund's transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. An initial investment made by check must be accompanied by a completed application. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. A check written by a third party will not be accepted. A charge ($25 minimum) may be imposed if any check submitted for investment does not clear. If you purchase shares by check, you will not be able to redeem the shares until the check has been collected, which may take 15 days.

PURCHASES BY TELEPHONE

      You may purchase shares of a Fund by telephone once you have established an account. Complete information regarding the telephone purchase privilege is included in the prospectus under "How Can I buy Shares?"

PURCHASES BY EXCHANGE

      Effective June 1, 2004, you may purchase shares of a Fund by exchange of shares from another Fund or by exchange of shares of Prime Obligations Fund, a portfolio of First American Funds (such shares are referred to as "Prime Obligations Shares") either by mail or by instructing your broker-dealer or other sales agent, who will communicate your order to the Trust's transfer agent. If you have a brokerage account with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") that holds shares of Summit Cash Reserves Fund, a series of Financial Institution Series Trust (such shares are referred to as "Summit Fund Shares"), and the Summit Fund Shares were purchased by exchange from a Fund, you may purchase shares of a Fund through your Merrill Lynch broker by exchange of Summit Fund Shares. See "How to Redeem Shares - Redemption by Exchange." No sales charge is imposed on purchases of Class A shares by exchange of Class A shares from another Fund or by exchange of Prime Obligations Shares or Summit Fund Shares, previously purchased through use of the exchange privilege. If you are exchanging into Prime Obligations Shares (or Summit Fund Shares) from shares of a Fund that are subject to a contingent deferred sales charge at the time of exchange, the rate of the contingent deferred sales charge is tolled as of the date of such exchange as long as you hold the Prime Obligations Shares (or Summit Fund Shares). Please review the information under "How to Redeem Shares - Redemption by Exchange."

      Prior to June 1, 2004, shareholders were able to purchase shares of a Fund by exchange of shares from another Fund, or by exchange of shares of the Cash Account Trust Money Market Portfolio. Shareholders will have until August 31, 2004 to transfer shares out of the Money

Market Portfolio into the Prime Obligations Shares, at which point the exchange privilege with the Money Market Portfolio will be shut down.

SALES CHARGE WAIVER

      In addition to the sales charge waivers enumerated in the prospectus, dividends and distributions paid on shares of a Fund will be reinvested in shares of the same class of that Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Additionally, proceeds of shares redeemed by a Fund within the previous 60 days also may be reinvested in shares of the same class of that Fund at net asset value without the payment of any sales charge.

RIGHTS OF ACCUMULATION

      The sales charges described above also apply on a cumulative basis to Class A shares of the Funds and any other series of the Trust as to which a sales charge applies, and over any period of time. You may combine the value at the current public offering price of Class A, B and C shares of any fund already owned with a new purchase of Class A shares of any fund to reduce the sales charge on the new purchase. To receive the cumulative quantity reduction, you must give CFS or your dealer notification of the prior purchases at the time of the current purchase.

      For purposes of determining which purchases may be combined to determine the sales charge rate, you and your spouse can add together shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children under the age of 21. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

      The Funds receive purchase orders through a variety of distribution channels, including financial intermediaries and cannot always identify accounts that should be combined for purposes of assessing the amount of a sales charge. When you buy shares, be sure to specify to your intermediary any other accounts that may entitle you to a reduced sales charge.

LETTER OF INTENT

      You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a letter of intent. The applicable sales charge then is based upon the indicated amount intended to be invested during a thirteen-month period in shares of the Funds as to which a sales charge would be imposed and any other series of the Trust. You may compute the thirteen-month period starting up to ninety days before the date of execution of the letter of intent. Your initial investment must be at least 5% of the amount your letter of intent indicates you intend to invest. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. During the term of the letter of intent, shares representing 5% of the indicated amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased during the term of the letter of intent, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchase if the total of such purchases had been made at a single time, and CFS reserves the right to redeem shares from your account if necessary to satisfy that obligation. A letter of intent does not obligate you to buy or a Fund to sell the indicated amount of the shares but you should read it carefully before signing. Additional information is contained in the letter of intent included in the application.

HOW TO REDEEM SHARES

      Shares of the Funds will be redeemed at the respective net asset value next determined after receipt of a redemption request in good form on any day the NYSE is open for trading. Requests received after the time for computation of a Fund's net asset value for that day will be processed the next business day.

      If Class C shares, or Class A shares for which the initial purchase price was $1 million or more, on which no initial sales charge was imposed are redeemed within one year after purchase (other than by reinvestment of dividends or distributions), determined on a first-in, first-out basis, a contingent deferred sales charge of 1% of the purchase price will be imposed. A contingent deferred sales charge of .50% of the purchase price will be imposed on the redemption during the second year after purchase of Class A shares, where the initial purchase price was $1 million or more.

REDEMPTION FEE ON CLASS A SHARES HELD FIVE DAYS OR LESS

      A redemption of Class A shares of a Fund (except shares purchased with reinvested dividends or distributions) held for five days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is paid to the Fund and is intended to deter short-term trading. The redemption fee is also intended to offset portfolio transaction costs, market impact, and other costs associated with short-term trading. If the shares redeemed were purchased on different days, the shares held shortest will be redeemed first for purposes of determining whether the redemption fee applies.

      For shares held through an Intermediary, the redemption fee will be charged in generally the same manner as for shares held directly with a Fund. However, due to operational requirements and/or limitations, certain Intermediaries' methods for tracking and calculating the fee may differ in some respects from those of the Funds. In addition, certain Intermediaries may not presently possess the operational capabilities to charge the fee. In those instances, a fee may not be able to be applied. The Funds cannot always monitor the imposition of redemption fees on shares that are purchased through Intermediaries or held in omnibus accounts. If you purchased shares through an Intermediary, you should contact the Intermediary for information on how the redemption fee may be applied to your shares.

      Each Fund reserves the right to waive the redemption fee at its discretion where such waiver is believed not to materially harm the Fund and is consistent with the Fund's efforts to deter abusive short-term trading. The Funds reserve the right to modify or eliminate the redemption fee or waivers at any time.

CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES

      A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates based on the lesser of the redemption price or purchase price excluding amounts not subject to the charge.

  YEAR OF REDEMPTION                                    CONTINGENT DEFERRED
DEFERRED AFTER PURCHASE                                    SALES CHARGE
-----------------------                                 -------------------
First                                                          5%
Second                                                         4%
Third or Fourth                                                3%
Fifth                                                          2%
Sixth                                                          1%

      The contingent deferred sales charge for Class B and Class C shares will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Calamos IRA accounts).

CONTINGENT DEFERRED SALES CHARGE - GENERAL INFORMATION.

      The following example illustrates the operation of the Class B contingent deferred sales charge:

      Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor's account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a contingent deferred sales charge would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5%, the Class B contingent deferred sales charge would be $100.

REDEMPTION BY MAIL

      A written request for redemption must be received by the Trust's transfer agent at its address shown under "Purchases by Mail" above to constitute a valid redemption request.

      Your redemption request must:

1. specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.    be signed by all owners exactly as their names appear on the account; and

3. include a signature guarantee for each signature on the redemption request by CFS, by a securities firm that is a member of the NYSE, or by a bank, savings bank, credit union, savings and loan association or other entity that is authorized by applicable state law to guarantee signatures.

      In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.

REDEMPTION BY WIRE OR TELEPHONE

      Broker-dealers or other sales agents may communicate redemption orders by wire or telephone to the Trust's transfer agent. These firms may charge for their services in connection with your redemption request but the Funds do not impose any such charges. Additionally, if your shares are held for you by the Trust's transfer agent, you may redeem up to $50,000 worth of shares by telephone, as described in the prospectus under "How Can I Sell Shares?"

EXPEDITED REDEMPTION

      Unless share certificates have been issued to you, you may have redemption proceeds of at least $5,000 wired directly to a domestic commercial bank account or brokerage account that you have previously designated. Normally, such payments will be transmitted no later than the second business day following receipt of your redemption request (provided redemptions may be made under the general criteria set forth below). A $15 service charge for payment of redemption proceeds by wire will be deducted from the proceeds.

REDEMPTION BY EXCHANGE

      You may redeem all or any portion of your shares of a Fund and use the proceeds to purchase shares of any of the other Funds or Prime Obligations Shares (or Summit Fund Shares if your Fund shares are held in a brokerage account with Merrill Lynch and Merrill Lynch has commenced offering the exchange program for Summit Fund Shares) if your signed, properly completed application is on file. AN EXCHANGE TRANSACTION IS A SALE AND PURCHASE OF SHARES FOR FEDERAL INCOME TAX PURPOSES AND MAY RESULT IN CAPITAL GAIN OR LOSS. Before exchanging into Prime Obligations Shares (or Summit Fund Shares), you should obtain the prospectus relating to those shares from CAM (or from Merrill Lynch, in the case of Summit Fund Shares) and read it carefully. The exchange privilege is not an offering or recommendation of Prime Obligations Shares or Summit Fund Shares.

If you should redeem (and not exchange) your Prime Obligations Shares (or Summit Fund Shares), you would pay the applicable contingent deferred sales charge percentage. The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the fund being purchased. An exchange may be made by following the redemption procedure described above under "Redemption by Mail" and indicating the fund to be purchased, except that a signature guarantee normally is not required. An exchange may also be made by instructing your broker-dealer or other sales agent, who will communicate your instruction to CAM. No sales charge is imposed on purchases by exchange into the same class of shares.

TRANSACTION RESTRICTIONS

      The Funds reserve the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Funds are intended for long-term investment purposes only, and discourage short-term or excessive trading practices. These practices may disrupt portfolio management strategies and may increase expenses, and thus harm fund performance.

      Each Fund may, in its discretion, suspend, and may permanently terminate, the trading or exchange privileges of any investor who engages in trading activity that it believes would be disruptive to the Fund. Although each Fund will attempt to give prior notice of a suspension or termination of an exchange privilege when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.

      In addition, the Funds receive purchase and sale orders through financial intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Funds making it more difficult to locate and eliminate short-term or excessive trading. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Funds, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Funds may rely. In general, the Funds cannot eliminate the possibility that short-term or excessive trading activity will occur in the Funds.

      As noted above, the Funds reserve the right to reject or restrict any purchase order (including exchanges) from any investor. To minimize harm to the Funds and their shareholders, the Funds may, at each Fund's sole discretion, exercise these rights if an investor has a history of excessive trading or if an investor's trading, in the judgment of a Fund, has been or may be disruptive to such Fund. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control.

GENERAL

      A check for proceeds of a redemption will not be released until the check used to purchase the shares has been collected, which is usually no more than 15 days after purchase. You may avoid this delay by purchasing shares through a wire transfer of funds. A Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. Due to the relatively high cost of handling small accounts, each Fund reserves the right upon 30 days' written notice to involuntarily redeem, at net asset value, the shares of any shareholder whose account has a value of less than $500, unless the reduction in value to less than $500 was the result of market fluctuation. PLEASE TELEPHONE THE FUNDS IF YOU HAVE ANY QUESTIONS ABOUT REQUIREMENTS FOR A REDEMPTION BEFORE SUBMITTING A REQUEST. YOU MAY NOT CANCEL OR REVOKE YOUR REDEMPTION REQUEST ONCE YOUR INSTRUCTIONS HAVE BEEN RECEIVED AND ACCEPTED.

SHAREHOLDER ACCOUNTS

      Each shareholder of a Fund receives quarterly account statements showing transactions in shares of the Fund and with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, dividend reinvestment, or change of shareholder address (sent to the former address).

RETIREMENT PLANS

      You may use the Funds as investments for your Individual Retirement Account ("IRA"), profit sharing or pension plan, Section 40l(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from CFS and authorized broker-dealers.

SYSTEMATIC WITHDRAWAL PLAN

      You may request that a Fund periodically redeem shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, call (800) 823-7386 and request a Systematic Withdrawal form. Your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are proceeds of redemption and are taxable as such. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following purchase and Class A shares purchased in amounts of $1,000,000 or more) under a systematic withdrawal plan is 10% of the net asset value of the account. Because a sales charge is imposed on purchases of shares of the Funds, you should not purchase shares while participating in the Systematic Withdrawal Plan. You may modify or terminate your Systematic Withdrawal Plan by written notice to the transfer agent at least seven business days prior to the start of the month in which the change is to be effective.

AUTOMATIC BANK DRAFT PLAN

      If you own shares of a Fund, you may purchase additional shares of that Fund through the Automatic Bank Draft Plan. Under the Plan, the Trust will automatically debit your bank checking account on a monthly or semi-monthly basis in an amount ($50 or more) specified by you and invest the specified amount in additional shares of the Fund. To obtain an Automatic Bank Draft Plan form, call (800) 823-7386. The Plan is not available to clients of service organizations that offer similar investment services.

EXCHANGE PRIVILEGE

      You may exchange shares of any Fund for shares of another Fund or for Prime Obligations Shares (or for Summit Fund Shares if your Fund shares are held in a brokerage account with Merrill Lynch) or exchange Prime Obligations Shares or Summit Fund Shares for shares of a Fund, without payment of any sales charge as described above under "How to Purchase Shares - Purchase by Exchange" and "How to Redeem Shares - Redemption by Exchange."

NET ASSET VALUE

      In computing the net asset value of each Fund, portfolio securities, including options, that are traded on a national securities exchange are valued at the last reported sales price. Securities quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price ("NOCP"), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean of the most recently quoted bid and asked prices. Each outstanding futures contract is valued at the official settlement price for the contract on the exchange on which the contract is traded, except that if the market price of the contract has increased or decreased by the maximum amount permitted on the valuation date ("up or down the limit"), the contract is valued at a fair value as described below. Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates market value.

      When market prices are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures approved by the board of trustees. These procedures may utilize valuations furnished by pricing services approved by the board of trustees, which include market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

      The markets in which non-U.S. securities trade are sometimes open on days when the NYSE is not open and the Funds do not calculate their net asset values, and sometimes are not open on days when the Funds do calculate their net asset values. Even on days on which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the NYSE closes and the Funds calculate their net asset values. The Funds monitor for significant events that may affect the value of a foreign security. A Fund may price a non-U.S. security it holds at a fair value determined according to procedures, or a systematic fair valuation model provided by a third party adopted by the board of trustees if it appears that the value of the security has been materially affected by events occurring between the close of the primary market or exchange on which the security is traded and the time for computing net asset value.

      Each Fund's net asset value is determined only on days on which the NYSE is open for trading. That Exchange is regularly closed on Saturdays and Sundays and on New Year's Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively.

      Securities that are principally traded in a foreign market are valued as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of the Fund's portfolio may be significantly affected on days when shares of the Fund may not be purchased or redeemed.

REDEMPTION IN KIND

      The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

                             PERFORMANCE INFORMATION

TOTAL RETURN

      From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during a period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

      Average Annual Total Return will be computed as follows:

            ERV         =      P(1+T)(n)

            Where:      P      =     a hypothetical initial investment of $1,000

                        T      =     average annual total return

                        n      =     number of years

                        ERV    =     ending redeemable value of a hypothetical
                                     $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

      The Funds may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Funds. The Funds' total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Funds for a specified period of time. The Funds' total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

      Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. Average Annual Total Return (After Taxes on Distributions) is computed as follows:

                  ATV(D) = P(1+T)(n)

      Where:      P = a hypothetical initial investment of $1,000
                  T = average annual total return (after taxes on distributions) n = number of years
                  ATV(D)= ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

            Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

                  ATV(DR)= P(1+T)(n)

      Where:      P = a hypothetical initial investment of $1,000
                  T = average annual total return (after taxes on distributions and redemption) n = number of years

                  ATV(DR) = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions and redemption.

YIELD

      Each Fund other than Growth Fund, Blue Chip Fund and Value Fund may also quote yield figures. The yield of a Fund is calculated by dividing its net investment income per share (a hypothetical figure as defined in SEC rules) during a 30-day period by the net asset value per share on the last day of the period. The yield formula provides for semiannual compounding, which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. The yield is not based on actual dividends paid.

      Yield will be computed as follows:

      YIELD=      2[((a-b/cd)+1)(6)-1]

      Where:      a =   dividends and interest earned during the period
                  b =   expenses accrued for the period (net of reimbursements)
                  c =   the average daily number of shares outstanding during
                              the period that were entitled to receive dividends
                  d =   the maximum offering price per share on the last day of
                              the period

      The annualized yields of Market Neutral Fund and High Yield Fund for the 30 days ended March 31, 2004 were as follows:

                                Class A            Class B              Class C             Class I
                                -------            -------              -------             -------
Market Neutral Fund             2.12%              1.47%                1.47%               2.47%
High Yield Fund                 5.14%              4.65%                4.65%               5.65%

      The figures quoted assume reinvestment of all dividends and distributions. Quotations of Average Annual Total Return take into account the effect of any sales charge on the amount available for investment or redemption; quotations of Total Return will indicate whether or not the effect of the sales charge is included. The figures will not necessarily be indicative of future performance. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as yield and total return is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

                                   DISTRIBUTOR

      CFS, a broker-dealer, serves as principal underwriter and distributor for the Funds, subject to change by a majority of the "non-interested" trustees at any time. CFS is located at

1111 East Warrenville Road, Naperville, Illinois 60563-1493. CFS is a wholly owned subsidiary of CHI. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Funds without any charge to the Funds except the fees paid to CFS under the Distribution Plans. CFS is also responsible for all expenses incurred in connection with its performance of services for the Funds, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS receives commissions from sales of shares of the Funds that are not expenses of the Funds but represent sales commissions added to the net asset value of shares purchased from the Funds. See "How to Purchase Shares -- Offering Price" in the prospectus. CFS also receives brokerage commissions for executing portfolio transactions for the Funds. See "Portfolio Transactions." CFS received and retained commissions on the sale of shares of each of the Funds as shown below during the indicated periods:

                                                     YEAR ENDED             YEAR ENDED            YEAR ENDED
       DESCRIPTION OF FUND                            3/31/04                3/31/03                3/31/02
       -------------------                            -------                -------                -------
Growth Fund
     Commissions received                         $    25,217,722        $     7,633,502        $     6,542,304
     Commissions retained                               4,686,920              1,466,303              1,225,265

Blue Chip Fund*
     Commissions received                                 144,753                    N/A                    N/A
     Commissions retained                                  31,388                    N/A                    N/A

Value Fund**
     Commissions received                                 242,063                203,485                  5,909
     Commissions retained                                  51,022                 15,363                  4,025

Growth and Income Fund
     Commissions received                              13,909,484              5,151,642              1,802,115
     Commissions retained                               2,432,388                843,795                313,483

Global Growth and Income Fund
     Commissions received                                 580,931                 79,361                 22,090
     Commissions retained                                 174,440                 13,738                  3,905

High Yield Fund
     Commissions received                                 595,932                239,465                 31,298
     Commissions retained                                  90,515                 26,116                 11,687

Convertible Fund
     Commissions received                                 492,011              3,201,542              1,764,136
     Commissions retained                                  80,772                541,407                288,924

Market Neutral Fund
     Commissions received                                      --                343,035              1,310,016
     Commissions retained                                      --                  4,569                233,631

----------
*     Blue Chip Fund commenced operations on December 1, 2003.

**    Value Fund commenced operations on January 2, 2002.

      CFS has the exclusive right to distribute shares of the Funds through affiliated and unaffiliated dealers. The obligation of CFS is an agency or "best efforts" arrangement, which does not obligate CFS to sell any stated number of shares.

      In connection with the exchange privilege, CFS acts as a service organization for the Prime Obligations Fund, which is a portfolio of First American Funds.

                             PORTFOLIO TRANSACTIONS

      Portfolio transactions on behalf of the Funds effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Funds usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Funds includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

      In executing portfolio transactions, CAM uses its best efforts to obtain for the Funds the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, CAM considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.

      The trustees have determined that portfolio transactions for the Funds may be executed through CFS if, in the judgment of CAM, the use of CFS is likely to result in prices and execution at least as favorable to the Funds as those available from other qualified brokers and if, in such transactions, CFS charges the Funds commission rates consistent with those charged by CFS to comparable unaffiliated customers in similar transactions. The board of trustees, including a majority of the trustees who are not "interested" trustees, has adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to CFS are consistent with the foregoing standard. The Funds will not effect principal transactions with CFS.

      In allocating the Funds' portfolio brokerage transactions to unaffiliated broker-dealers, CAM may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. Although CAM believes these services have substantial value, they are considered supplemental to CAM's own efforts in the performance of its duties under the management agreement. As permitted by Section 28(e) of the Securities Exchange Act of 1934 ("1934 Act"), CAM may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if the amount is believed by CAM to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of CAM may indirectly benefit from the availability of these services to CAM, and the

Funds may indirectly benefit from services available to CAM as a result of transactions for other clients.

      In certain cases, CAM may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. In each case, CAM makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by CAM personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by CAM through brokerage commissions generated by transactions of its clients, including the Funds. CAM pays the provider in cash for the non-research portion of its use of these products or services.

      For the fiscal years ended March 31, 2002, 2003 and 2004, the following table shows information regarding portfolio transactions for each Fund executed through CFS.

                                                        % OF
                                       AGGREGATE      AGGREGATE                                             % OF
                                       PRINCIPAL      PRINCIPAL        AGGREGATE         AGGREGATE        AGGREGATE
                                     AMOUNT OF ALL      AMOUNT         BROKERAGE         BROKERAGE        BROKERAGE
                                       PORTFOLIO      EXECUTED      COMMISSIONS PAID    COMMISSIONS      COMMISSIONS
                                     TRANSACTIONS    THROUGH CFS     TO ALL BROKERS     PAID TO CFS      PAID TO CFS
                                    ---------------  -----------    ----------------   ------------      -----------
Growth Fund
   Year Ended 3/31/04               $ 9,641,237,361          0.0%    $    13,243,782   $          0         0.0%
   Year Ended 3/31/03                 4,362,835,779          1.1           6,767,809         68,616         1.0
   Year Ended 3/31/02                 2,136,660,744         20.3           2,727,388        748,098        27.4

Blue Chip Fund*
   Year Ended 3/31/04                    39,902,247          0.0              22,527              0         0.0

Value Fund**
   Year Ended 3/31/04                   207,745,804          0.0              25,474              0         0.0
   Year Ended 3/31/03                    15,741,500          0.0              29,951              0         0.0
   Year Ended 3/31/02                       880,414         27.7               1,451            573        39.5

Growth and Income Fund
   Year Ended 3/31/04                 4,325,916,571          0.0           3,317,227              0         0.0
   Year Ended 3/31/03                 1,312,771,431          0.0             662,582            360         0.1
   Year Ended 3/31/02                   402,136,903          6.4             165,519         71,865        43.4

Global Growth and
  Income Fund
   Year Ended 3/31/04                   144,530,360          0.0              98,894              0         0.0
   Year Ended 3/31/03                    50,647,002          0.0              25,859              0         0.0
   Year Ended 3/31/02                    26,224,179          3.1              11,723          2,646        22.6

High Yield Fund
   Year Ended 3/31/04                    56,185,235          0.0              16,459              0         0.0
   Year Ended 3/31/03                    98,466,584          0.0              10,141              0         0.0
   Year Ended 3/31/02                     9,849,433          0.0                 395             32         8.1

Convertible Fund
   Year Ended 3/31/04                 1,837,190,653          0.0             640,709              0         0.0
   Year Ended 3/31/03                 1,306,623,670          0.4             780,448          4,815         0.6

                                                        % OF
                                       AGGREGATE      AGGREGATE                                             % OF
                                       PRINCIPAL      PRINCIPAL        AGGREGATE         AGGREGATE        AGGREGATE
                                     AMOUNT OF ALL      AMOUNT         BROKERAGE         BROKERAGE        BROKERAGE
                                       PORTFOLIO      EXECUTED      COMMISSIONS PAID    COMMISSIONS      COMMISSIONS
                                     TRANSACTIONS    THROUGH CFS     TO ALL BROKERS     PAID TO CFS      PAID TO CFS
                                    ---------------  -----------    ----------------   ------------      -----------
   Year Ended 3/31/02                   641,838,574          5.1             288,589         98,982        34.3

Market Neutral Fund
   Year Ended 3/31/04                 2,328,118,540          0.0           2,113,681              0         0.0
   Year Ended 3/31/03                 1,834,080,697          0.2           1,324,558          4,099         0.3
   Year Ended 3/31/02                 1,604,832,608          2.7             844,694        107,380        12.7

----------
*     Blue Chip Fund commenced operations on December 1, 2003.

**    Value Fund commenced operations on January 2, 2002.

Of the aggregate brokerage commissions paid during the year ended March 31, 2004, Growth Fund, Blue Chip Fund, Value Fund, Growth and Income Fund, Global Growth and Income Fund, High Yield Fund, Convertible Fund and Market Neutral Fund paid commissions of $1,352,378, $22, $561, $388,759, $4,310, $0, $18,741
and $57,489, respectively, to brokers who furnished research services.

                                    TAXATION

      The following is only a summary of certain tax considerations affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.

      At the time of your purchase, a Fund's net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by that Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as a dividend or capital gain distribution.

      Some of the Funds' investment practices are subject to special provisions of the Code that, among other things, may (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited) and/or (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Funds will monitor their transactions and may make certain tax elections to mitigate the effect of these rules and prevent disqualification of the Funds as a regulated investment companies.

      A Fund is permitted to invest in securities issued or purchased at a discount. Tax rules could require a Fund to accrue and distribute income not yet received. Depending upon particular circumstances, this treatment may also affect the tax character and amount of income required to be recognized by the Fund holding the security. A Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

      Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect to a Fund of those transactions is a gain, the income dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid will be decreased.

      Income received by a Fund from sources within various foreign countries will be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of a Fund's total assets at the close of its taxable year comprises securities issued by foreign corporations, the Fund may file an election with the Internal Revenue Service to "pass through" to its shareholders the amount of foreign income taxes paid by that Fund. Pursuant to that election, shareholders would be required to: (i) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the Fund; (ii) treat their pro rata share of foreign taxes as paid by them; and (iii) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

      Each Fund intends to continue to qualify, and elect to be treated, as a regulated investment company under Subchapter M of the Code so as to be relieved of federal income tax on its net investment income and capital gains that it currently distributes to shareholders.

      Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. Government securities, securities of other regulated investment companies, and other securities such that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold through such other securities more than 10% of the outstanding voting stock of any issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government securities) or two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

      To avoid a 4% excise tax, each Fund will be required to distribute, by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, a Fund will be treated as having distributed any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund.

                             ALLOCATION AMONG FUNDS

      The assets received by the Trust from the sale of shares of each Fund, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to that Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expense in respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund shall be allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to that Fund as are declared by the trustees. Upon any liquidation of a Fund, shareholders thereof are entitled to share pro rata in the net assets belonging to that Fund available for distribution.

                              CERTAIN SHAREHOLDERS

      The only persons known to own beneficially (as determined in accordance with rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of any Fund at May 25, 2004 were:

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
GROWTH FUND - CLASS A

   Charles Schwab Co.                                                        24,443,088                18%
   Reinvest Account
   101 Montgomery St.
   San Francisco, CA  94104-4122
   (Owned of Record)

   Merrill Lynch & Co., Inc.                                                 10,024,956                 8%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Prudential Securities Inc.                                                 7,874,829                 6%
   Special Custody Account FBO Clients
   Attn.:  Mutual Funds
   1 New York Plz
   New York, NY  10292-0001
   (Owned of Record)

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
GROWTH FUND - CLASS B

   Merrill Lynch & Co., Inc.                                                  2,293,256                14%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                              1,816,861                11%
   House Account
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

GROWTH FUND - CLASS C

   Merrill Lynch & Co., Inc.                                                 13,734,098                31%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97B60
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                              6,358,105                15%
   House Account
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

GROWTH FUND - CLASS I

   Northern Trust Company Cust.                                               1,129,083                43%
   FBO:  Kohler A/C 22-08691
   P.O. Box 92956
   Chicago, IL 60675-2956
   (Owned of Record)

   Reliance Trust Company Cust.                                                 219,442                 8%
   FBO Omnibus 12
   P.O. Box 48529
   Atlanta, GA 30362-1529
   (Owned of Record)

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
   NFSC FEBO #479-645702                                                        179,360                 7%
   Wei Yen
   27886 Via Ventana Way
   Los Altos, CA  94022-3269
   (Owned of Record)

   United States Golf Association                                               148,871                 6%
   77 Liberty Corner Road
   PO Box 708
   Far Hills, NJ  07931-0708
   (Owned of Record)

BLUE CHIP FUND - CLASS A

   Calamos Holdings Inc.                                                        718,176                19%
   Attn.:  Corporate Accounting
   1111 East Warrenville Road
   Naperville, IL  60563-1405
   (Owned of Record)

   NFSC FEBO #677-013285                                                        201,086                 5%
   John P. Calamos, Sr.
   1111 East Warrenville Road
   Naperville, IL  60563-1405
   (Owned of Record)

BLUE CHIP FUND - CLASS B

   Merrill Lynch & Co., Inc.                                                     85,055                19%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC6
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Calamos Asset Management, Inc.                                                30,000                 7%
   Attn.:  Corporate Accounting
   1111 East Warrenville Road
   Naperville, IL  60563-1405
   (Owned of Record)

BLUE CHIP FUND - CLASS C

   Merrill Lynch & Co., Inc.                                                    180,345                31%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC6
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
   Calamos Asset Management, Inc.                                                30,000                 5%
   Attn.:  Corporate Accounting
   1111 East Warrenville Road
   Naperville, IL  60563-1405
   (Owned of Record)

BLUE CHIP FUND - CLASS I

   NFSC FEBO #251-081396                                                        117,842                79%
   Calamos Asset Management, Inc. Retirement
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN  55402
   (Owned of Record)

   NFSC FEBO #251-080454                                                         20,876                14%
   US Bank
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN  55402
   (Owned of Record)

   Calamos Asset Management, Inc.                                                10,000                 7%
   Attn.:  Corporate Accounting
   1111 East Warrenville Road
   Naperville, IL  60563-1405
   (Owned of Record)

VALUE FUND - CLASS A

   Calamos Holdings Inc.                                                        858,884                18%
   Attn.:  Corporate Accounting
   1111 East Warrenville Road
   Naperville, IL  60563-1405
   (Owned of Record)

   Merrill Lynch & Co., Inc.                                                    287,632                 6%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC6
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

VALUE FUND - CLASS B

   Merrill Lynch & Co., Inc.                                                     35,702                 9%
   For the Sole Benefit of its Customers

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
   Attn.:  Fund Admin-97HC6
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

VALUE FUND - CLASS C

   Merrill Lynch & Co., Inc.                                                    160,903                23%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC6
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

VALUE FUND - CLASS I

   NFSC FEBO #251-081396                                                        190,906                84%
   Calamos Asset Management, Inc. Retirement
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN  55402
   (Owned of Record)

   NFSC FEBO #251-080454                                                         28,914                13%
   US Bank
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN  55402
   (Owned of Record)

GROWTH & INCOME FUND - CLASS A

   Charles Schwab Co.                                                        15,479,942                21%
   Reinvest Account
   101 Montgomery St.
   San Francisco, CA  94104-4122
   (Owned of Record)

   Merrill Lynch & Co., Inc.                                                  8,214,042                11%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                              3,779,181                 5%
   House Account

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

GROWTH & INCOME FUND - CLASS B

   Merrill Lynch & Co., Inc.                                                  4,352,470                24%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                              2,540,377                14%
   House Account
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

GROWTH & INCOME FUND - CLASS C

   Merrill Lynch & Co., Inc.                                                 14,100,040                31%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                              8,941,449                19%
   House Account
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

GROWTH & INCOME FUND - CLASS I

   Strafe & Co. FAO                                                             496,699                28%
   Lakeland Hospital Mutual Fund Account
   A/C # 4411090502
   P.O. Box 160
   Westerville, OH  43086-0160

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
   (Owned Beneficially)

   The Scripps Research Institute                                               376,930                21%
   10550 N. Torrey Pines Rd. TPC-16
   La Jolla, CA  92037-1000
   (Owned Beneficially)

   Larry L. Hillblorn Foundation Inc.                                           229,986                13%
   755 Baywood Drive, Suite 180
   Petaluma, CA  94954-5509
   (Owned Beneficially)

   NFSC FEBO #251-081396                                                        180,178                10%
   Calamos Asset Management, Inc. Retirement
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN  55402
   (Owned of Record)

   University of Kansas                                                          95,742                 5%
   Hospital Authority
   Attn.:  Ken Shipley
   P.O. Box 3160
   Kansas City, KS 66103-0160
   (Owned Beneficially)

   NFSC FEBO #251-080454                                                         90,751                 5%
   US Bank
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN  55402
   (Owned of Record)

   John Rudolph Haynes & Dora Haynes Foundation                                  90,289                 5%
   888 W. 6th St. Ste 1150
   Los Angeles, CA  90017-2737
   (Owned Beneficially)

GLOBAL GROWTH & INCOME
   FUND - CLASS A

   Merrill Lynch & Co., Inc.                                                  1,669,313                12%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
   (Owned of Record)

   Charles Schwab Co.                                                         1,096,194                 8%
   Reinvest Account
   101 Montgomery St.
   San Francisco, CA  94104-4122
   (Owned of Record)

GLOBAL GROWTH & INCOME
   FUND - CLASS B

   Merrill Lynch & Co., Inc.                                                    578,182                31%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                                366,848                20%
   House Account
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

GLOBAL GROWTH & INCOME
   FUND - CLASS C

   Merrill Lynch & Co., Inc.                                                  3,466,392                36%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97KT3
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                                978,841                11%
   House Account
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

GLOBAL GROWTH & INCOME
   FUND - CLASS I

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
   NFSC FEBO #251-081396                                                        425,223                78%
   Calamos Asset Management, Inc. Retirement
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN  55402
   (Owned of Record)

   NFSC FEBO #251-080454                                                         94,045                17%
   US Bank
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN  55402
   (Owned of Record)

HIGH YIELD FUND - CLASS A

   Charles Schwab Co.                                                         1,147,589                14%
   Reinvest Account
   101 Montgomery St.
   San Francisco, CA
   94104-4122
   (Owned of Record)

   Merrill Lynch & Co., Inc.                                                  1,070,941                13%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

HIGH YIELD FUND - CLASS B

   Merrill Lynch & Co., Inc.                                                    847,647                39%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                                177,392                 8%
   House Account
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
   (Owned of Record)

HIGH YIELD FUND - CLASS C

   Merrill Lynch & Co., Inc.                                                  2,186,952                37%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-9EJB9
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                                707,515                12%
   House Account
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

HIGH YIELD FUND - CLASS I

   NFSC FEBO #251-081396                                                        201,684                81%
   Calamos Asset Management, Inc. Retirement
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN  55402
   (Owned of Record)

   NFSC FEBO #251-080454                                                         46,649                19%
   US Bank
   US Bank TTEE
   IT&C, 800 Nicollet Mall
   BC-MN-H24B
   Minneapolis, MN  55402
   (Owned of Record)

CONVERTIBLE FUND - CLASS A

   Merrill Lynch & Co., Inc.                                                  4,303,765                16%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Charles Schwab Co.                                                         3,897,459                14%
   Reinvest Account

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
   101 Montgomery St.
   San Francisco, CA  94104-4122
   (Owned of Record)

   Citigroup Global Markets Inc.                                              1,478,511                 5%
   House Account
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

   Prudential Securities Inc.                                                 1,473,482                 5%
   Special Custody Account FBO Clients
   Attn.:  Mutual Funds
   1 New York Plz
   New York, NY  10292-0001
   (Owned of Record)

CONVERTIBLE FUND - CLASS B

   Merrill Lynch & Co., Inc.                                                  3,632,471                40%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                              1,254,858                14%
   House Account
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

CONVERTIBLE FUND - CLASS C

   Merrill Lynch & Co., Inc.                                                  9,268,160                41%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                              4,237,037                19%
   House Account

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

CONVERTIBLE FUND - CLASS I

   La Cross Company                                                           1,249,225                52%
   For the Benefit of its Customers
   311 Main St.
   P.O. Box 489
   La Crosse, WI 54602-0489
   (Owned of Record)

   Albert and Ethel Herzstein                                                   309,633                13%
   Charitable Foundation
   6131 Westview Dr.
   Houston, TX 77055-5421
   (Owned Beneficially)

   Daniel E. Koshland Jr. Tr.                                                   283,126                12%
   Daniel E. Koshland Jr. Charitable Remainder Trust
   U/A DTD Jan. 21, 1996
   P.O. Box 7310
   Menlo Park, CA  94026-7310
   (Owned Beneficially)

   Key Bank NA Cust                                                             226,846                 9%
   FBO ABPFIC-114
   A/C 2020200-0520164
   U/A 02/09/1999
   P.O. Box 94871
   Cleveland, OH 44101-4871
   (Owned of Record)

   SEI Private Trust Co. Cust                                                   140,830                 6%
   Smith Barney Corporate Trust
   Attn.:  Mutual Fund Administrator
   One Freedom Valley Drive
   Oaks, PA 19456
   (Owned of Record)

MARKET NEUTRAL FUND - CLASS A

   Charles Schwab Co.                                                        10,821,299                39%
   Reinvest Account
   101 Montgomery St.

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
   San Francisco, CA  94104-4122
   (Owned of Record)

   Merrill Lynch & Co., Inc.                                                  2,883,626                11%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

MARKET NEUTRAL FUND - CLASS B

   Merrill Lynch & Co., Inc.                                                    767,548                23%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97HC5
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                                241,032                 7%
   House Account
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

MARKET NEUTRAL FUND - CLASS C

   Merrill Lynch & Co., Inc.                                                  5,437,190                44%
   For the Sole Benefit of its Customers
   Attn.:  Fund Admin-97K56
   4800 Deer Lake Dr., 2nd Floor
   Jacksonville, FL  32246-6484
   (Owned of Record)

   Citigroup Global Markets Inc.                                              1,258,036                10%
   House Account
   00109801250
   Attn.:  Peter Booth
   333 West 34th Street, Floor 7
   New York, NY  10001-2402
   (Owned of Record)

MARKET NEUTRAL FUND - CLASS I

   Central Pacific Bank Cust                                                  1,235,067                42%

                                                                                                PERCENTAGE (%) OF
                                                                              NUMBER               OUTSTANDING
                            SHAREHOLDER                                     OF SHARES           SHARES OF THE FUND
                            -----------                                    ------------         ------------------
   FBO Hawaii Carpenters Financial
   Security Fund
   c/o CT Trust
   80 West St. Ste 201
   Rutland, VT 05701-3453
   (Owned of Record)

   SEI FBO First Hawaiian Bank Cust                                             847,781                29%
   Hotel Union Pension Calamos Funds
   Attn: Mutual Funds
   One Freedom Valley Drive
   Oaks, PA 19456
   (Owned of Record)

   US Bank                                                                      353,381                12%
   FBO Minnesota Power & Affiliated
   Master Pension Trust
   P.O. Box 1787
   Milwaukee, WI 53201-1787
   (Owned of Record)

----------
* John P. Calamos and Nick P. Calamos are the trustees of the Calamos Financial Services, Inc. 401(k) Profit Sharing Plan and Trust and the Calamos Financial Services, Inc. 401(k) Employee Profit Sharing Plan and Trust. The shares owned beneficially by Mr. John Calamos include the shares owned by the Calamos Financial Services, Inc. 401(k) Profit Sharing Plan and Trust and the Calamos Financial Services, Inc. 401(k) Employee Profit Sharing Plan and Trust.

At May 15, 2004, the trustees and officers of the Trust as a group owned 12.16% of Blue Chip Fund, 1.56% of Value Fund and less than one percent of each of Growth Fund, Growth and Income Fund, Global Growth and Income Fund, High Yield Fund, Convertible Fund and Market Neutral Fund.

                          CUSTODIAN AND TRANSFER AGENT

      The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for the assets of each Fund. The custodian is responsible for holding all cash and securities of the Funds, directly or through a book entry system, delivering and receiving payment for securities sold by the Funds, receiving and paying for securities purchased by the Funds, collecting income from investments of the Funds and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by a Fund, payment of dividends or payment of expenses of a Fund.

      U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent and dividend paying agent for each Fund.

      Shares of any of the Funds may be purchased through certain financial service companies who are agents of the Funds for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge the Fund a fee of up to $6 per account for Network Level III accounts. For all other accounts, $16 per account or 0.15% of the account's average net assets for Class A shares and $19 per account for Class B and Class C shares.

                              INDEPENDENT AUDITORS

      Ernst & Young LLP, Sears Tower, 233 South Wacker Drive, Chicago, Illinois 60606, audits and reports on the Funds' annual financial statements, reviews certain regulatory reports and the Funds' federal income tax returns, and performs other professional accounting, tax and advisory services when engaged to do so by the Funds.

                               GENERAL INFORMATION

SHAREHOLDER INFORMATION

      Each Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). As of March 18, 1996, all shares of each Fund then outstanding were re-designated as Class A shares of that Fund. Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has eight series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.

      Each Fund's shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund's board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.

      Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust's obligations. However, the Trust's Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Funds that are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Fund's assets of all losses and expenses of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.

VOTING RIGHTS

      Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.

                              FINANCIAL STATEMENTS

      Audited financial statements for the Trust for the fiscal year ended March 31, 2004 are incorporated herein by reference from the Trust's annual report to shareholders.

                     APPENDIX -- DESCRIPTION OF BOND RATINGS

      A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, CAM believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

      The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P").

MOODY'S RATINGS

      Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

      Aa--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risk appear somewhat larger than in Aaa bonds.

      A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa--Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

      Ca--Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS

      Aaa--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

      Aa--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

      A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

      Bbb--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

      BB--B--CCC--CC AND C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                                      A-2